American Funds Money Market Fund® Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
AFAXX	AFBXX	AFCXX	AFFXX	AFGXX	AAFXX	BAFXX	CCFXX	EAFXX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
FARXX	RAAXX	RABXX	RBEXX	RACXX	RADXX	RAGXX	RAEXX	RAFXX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.75	0.00	0.25	none	0.00	0.75	0.00	0.00
Other expenses	0.11	0.08	0.14	0.18	0.15	0.23	0.23	0.23	0.22
Total annual fund operating expenses	0.38	1.10	0.41	0.70	0.42	0.50	1.25	0.50	0.49

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	0.00	none	none	none
Other expenses	0.23	0.17	0.42*	0.31	0.24*	0.17	0.22*	0.11	0.06
Total annual fund operating expenses	0.50	0.44	0.69	0.58	0.51	0.44	0.49	0.38	0.33

* Based on estimated amounts for the current fiscal year.

1     American Funds Money Market Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$39	$122	$213	$ 480
B	612	750	806	1,138
C	142	132	230	518
F-1	72	224	390	871
F-2	43	135	235	530
529-A	51	160	280	628
529-B	627	797	886	1,303
529-C	151	160	280	628
529-E	50	157	274	616
529-F-1	51	160	280	628
R-1	45	141	246	555
R-2	70	221	384	859
R-2E	59	186	324	726
R-3	52	164	285	640
R-4	45	141	246	555
R-5E	50	157	274	616
R-5	39	122	213	480
R-6	34	106	185	418

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$112	$350	$606	$1,138
C	42	132	230	518
529-B	127	397	686	1,303
529-C	51	160	280	628

American Funds Money Market Fund / Summary prospectus     2

Principal investment strategies

The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

3     American Funds Money Market Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

American Funds Money Market Fund / Summary prospectus     4

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Money Market Fund / Summary prospectus

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.00%	0.00%	0.00%
B	5/1/2009	–5.00	–0.40	–0.18
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-B	5/1/2009	–5.00	–0.40	–0.18
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.00	0.00	0.00
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American Funds Money Market Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored. Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-059-1115P Litho in USA CGD/ALD/10044	Investment Company File No. 811-22277

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment November 1, 2015

For the following funds with summary prospectuses dated December 1, 2014 – October 1, 2015
(each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Money Market Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R–5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.42[2]	0.33	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.46	1.47	1.24	1.03	0.71	0.53	0.41	0.37
Expense reimbursement	—	—	0.02[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.47	1.22	1.03	0.71	0.53	0.41	0.37

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016.
The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$465	$803	$1,757
R-2E	124	391	679	1,498
R-3	105	328	569	1,259
R-5E	54	170	296	665

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.21[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.38	1.39	1.14	0.94	0.64	0.45	0.34	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	116	362	628	1,386
R-3	96	300	520	1,155
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 1

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	1.00[2]	0.73	0.60[2]	0.49	0.24	none	none	none
Other expenses	0.17	0.46[2]	0.35	0.24[2]	0.19	0.24[2]	0.14	0.09
Total annual fund operating expenses	1.65	1.67	1.43	1.21	0.91	0.72	0.62	0.57
Expense reimbursement	—	—	0.01[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.65	1.67	1.42	1.21	0.91	0.72	0.62	0.57

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$170	$526	$907	$1,976
R-2E	145	451	781	1,712
R-3	123	384	665	1,466
R-5E	74	230	401	894

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees[2]	1.00	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.21[2]	0.61[2]	0.36	0.47	0.20[2]	0.27[2]	0.16[2]	0.10[2]
Total annual fund operating expenses	1.57	1.72	1.32	1.33	0.81	0.63	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$175	$542	$933	$2,030
R-2E	134	418	723	1,590
R-3	135	421	729	1,601
R-5E	64	202	351	786

American Funds Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.00	0.00	0.00	0.00	0.00	none	none	none
Other expenses	0.17	0.42*	0.31	0.24*	0.17	0.22*	0.11	0.06
Total annual fund operating expenses	0.44	0.69	0.58	0.51	0.44	0.49	0.38	0.33

* Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$70	$221	$384	$859
R-2E	59	186	324	726
R-3	52	164	285	640
R-5E	50	157	274	616

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.19	0.51[2]	0.37	0.26[2]	0.17	0.22[2]	0.12	0.07
Total annual fund operating expenses	1.46	1.52	1.24	1.03	0.69	0.49	0.39	0.34
Expense reimbursement	—	—	0.05[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.52	1.19	1.03	0.69	0.49	0.39	0.34

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 2

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$155	$480	$829	$1,813
R-2E	121	388	676	1,495
R-3	105	328	569	1,259
R-5E	50	157	274	616

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.18	0.42[2]	0.38	0.22[2]	0.17	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.42	1.40	1.22	0.96	0.66	0.46	0.36	0.30
Expense reimbursement	—	—	0.07[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.42	1.40	1.15	0.96	0.66	0.46	0.36	0.30

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	117	380	663	1,470
R-3	98	306	531	1,178
R-5E	47	148	258	579

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.46[2]	0.20	0.25[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.36	1.40	1.00	0.95	0.61	0.42	0.31	0.26

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$143	$443	$766	$1,680
R-2E	102	318	552	1,225
R-3	97	303	525	1,166
R-5E	43	135	235	530

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.19	0.23[2]	0.16	0.22[2]	0.12	0.06
Total annual fund operating expenses	1.39	1.39	1.02	0.96	0.64	0.45	0.35	0.29

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	104	325	563	1,248
R-3	98	306	531	1,178
R-5E	46	144	252	567

Summary Prospectus Amendment - Page 3

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.22	0.57[2]	0.33	0.30[2]	0.18	0.26[2]	0.13	0.08
Total annual fund operating expenses	1.65	1.75	1.37	1.24	0.87	0.70	0.57	0.52

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$178	$551	$949	$2,062
R-2E	139	434	750	1,646
R-3	126	393	681	1,500
R-5E	72	224	390	871

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.20	0.22[2]	0.17	0.23[2]	0.12	0.07
Total annual fund operating expenses	1.54	1.54	1.17	1.09	0.79	0.60	0.49	0.44

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$486	$839	$1,834
R-2E	119	372	644	1,420
R-3	111	347	601	1,329
R-5E	61	192	335	750

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.42[2]	0.19	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.59	1.58	1.21	1.14	0.84	0.65	0.53	0.49

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$161	$499	$860	$1,878
R-2E	123	384	665	1,466
R-3	116	362	628	1,386
R-5E	66	208	362	810

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.40	0.21[2]	0.16	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.41	1.42	1.25	0.96	0.66	0.47	0.35	0.31
Expense reimbursement	—	—	0.09[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.41	1.42	1.16	0.96	0.66	0.47	0.35	0.31

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Summary Prospectus Amendment - Page 4

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$145	$449	$776	$1,702
R-2E	118	387	677	1,502
R-3	98	306	531	1,178
R-5E	48	151	263	591

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.14	0.42[2]	0.23	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.36	1.38	1.05	0.94	0.62	0.44	0.32	0.28

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$140	$437	$755	$1,657
R-2E	107	334	579	1,283
R-3	96	300	520	1,155
R-5E	45	141	246	555

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	1.00[2]	0.74	0.60[2]	0.49	0.25	none	none	none
Other expenses	0.19	0.57[2]	0.37	0.27[2]	0.19	0.25[2]	0.14	0.09
Total annual fund operating expenses	1.68	1.80	1.46	1.25	0.93	0.74	0.63	0.58
Expense reimbursement	—	—	0.03[3]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.68	1.80	1.43	1.25	0.93	0.74	0.63	0.58

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently reimbursing a portion of the other expenses. The reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$183	$566	$975	$2,116
R-2E	146	459	794	1,743
R-3	127	397	686	1,511
R-5E	76	237	411	918

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.16	0.42[2]	0.31	0.23[2]	0.16	0.22[2]	0.11	0.06
Total annual fund operating expenses	1.40	1.41	1.15	0.97	0.65	0.46	0.35	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$144	$446	$771	$1,691
R-2E	117	365	633	1,398
R-3	99	309	536	1,190
R-5E	47	148	258	579

Summary Prospectus Amendment - Page 5

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.44[2]	0.30	0.23[2]	0.17	0.23[2]	0.13	0.07
Total annual fund operating expenses	1.56	1.57	1.29	1.12	0.81	0.62	0.52	0.46

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$160	$496	$855	$1,867
R-2E	131	409	708	1,556
R-3	114	356	617	1,363
R-5E	63	199	346	774

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.17	0.43[2]	0.22	0.22[2]	0.17	0.23[2]	0.11	0.07
Total annual fund operating expenses	1.55	1.55	1.20	1.10	0.80	0.61	0.49	0.45

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$490	$845	$1,845
R-2E	122	381	660	1,455
R-3	112	350	606	1,340
R-5E	62	195	340	762

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	1.00	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.24	0.52[2]	0.22	0.29[2]	0.20	0.26[2]	0.14	0.10
Total annual fund operating expenses	1.79	1.81	1.37	1.34	1.00	0.81	0.69	0.65

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$184	$569	$980	$2,127
R-2E	139	434	750	1,646
R-3	136	425	734	1,613
R-5E	83	259	450	1,002

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.20	0.45[2]	0.31	0.25[2]	0.18	0.24[2]	0.13	0.08
Total annual fund operating expenses	1.82	1.82	1.54	1.38	1.06	0.87	0.76	0.71

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$185	$573	$985	$2,137
R-2E	157	486	839	1,834
R-3	140	437	755	1,657
R-5E	89	278	482	1,073

Summary Prospectus Amendment - Page 6

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.74	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.15	0.41[2]	0.31	0.22[2]	0.15	0.22[2]	0.10	0.06
Total annual fund operating expenses	1.38	1.39	1.15	0.96	0.64	0.46	0.34	0.30

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$142	$440	$761	$1,669
R-2E	117	365	633	1,398
R-3	98	306	531	1,178
R-5E	47	148	258	579

3.	The “Fees and expenses of the fund” section of the summary prospectus for the fund listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	0.30[2]	0.99	1.00	0.50
Other expenses	0.29	0.29	0.33	0.28	0.27	0.39	0.41	0.39	0.29
Total annual fund operating expenses	1.35	2.05	2.09	1.29	1.03	1.45	2.16	2.15	1.55

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.38	0.26	0.78[2]	0.38	0.35[2]	0.25	0.32[2]	0.20	0.16
Total annual fund operating expenses	1.14	2.02	2.29	1.74	1.61	1.26	1.08	0.96	0.92

2 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
A	$705	$978	$1,272	$2,105
B	708	1,043	1,303	2,200
C	312	655	1,124	2,421
F-1	131	409	708	1,556
F-2	105	328	569	1,259
529-A	714	1,007	1,322	2,210
529-B	719	1,076	1,359	2,313
529-C	318	673	1,154	2,483
529-E	158	490	845	1,845
529-F-1	116	362	628	1,386
R-1	205	634	1,088	2,348
R-2	232	715	1,225	2,626
R-2E	177	548	944	2,052
R-3	164	508	876	1,911
R-4	128	400	692	1,523
R-5E	110	343	595	1,317
R-5	98	306	531	1,178
R-6	94	293	509	1,131

Share classes	1 year	3 years	5 years	10 years
B	$208	$643	$1,103	$2,200
C	212	655	1,124	2,421
529-B	219	676	1,159	2,313
529-C	218	673	1,154	2,483

Summary Prospectus Amendment - Page 7

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Balanced Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	2/1/2011	–2.27%	6.22%
– After taxes on distributions		–3.16	5.67
– After taxes on distributions and sale of fund shares		–0.43	4.92

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/1/2011	–2.07%	6.39%
C	2/1/2011	1.88	6.99
F-1	2/1/2011	3.62	7.82
F-2	2/1/2011	3.91	8.09
529-A	2/1/2011	–2.34	6.14
529-B	2/1/2011	–2.19	6.27
529-C	2/1/2011	1.80	6.91
529-E	2/1/2011	3.37	7.49
529-F-1	2/1/2011	3.83	7.99
R-1	2/1/2011	3.06	7.22
R-2	2/1/2011	2.85	7.05
R-3	2/1/2011	3.33	7.52
R-4	2/1/2011	3.67	7.85
R-5	2/1/2011	3.94	8.14
R-6	2/1/2011	4.05	8.20

Indexes	1 year	Lifetime (from Class A inception)
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	7.63%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59	1.88
60%/40% MSCI ACWI/Barclays Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.78	5.46
Lipper Flexible Portfolio Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.31	7.22
Class A annualized 30-day yield at April 30, 2015: 1.46% (For current yield information, please call American FundsLine® at (800) 325-3590.)

American Funds Money Market Fund

Summary Prospectus Amendment - Page 8

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.00%	0.00%	0.00%
B	5/1/2009	–5.00	–0.40	–0.18
C	5/1/2009	–1.00	0.00	0.00
F-1	5/1/2009	0.00	0.00	0.00
F-2	5/1/2009	0.00	0.00	0.00
529-A	5/1/2009	0.00	0.00	0.00
529-B	5/1/2009	–5.00	–0.40	–0.18
529-C	5/1/2009	–1.00	0.00	0.00
529-E	5/1/2009	0.00	0.00	0.00
529-F-1	5/1/2009	0.00	0.00	0.00
R-1	5/1/2009	0.00	0.00	0.00
R-2	5/1/2009	0.00	0.00	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.00	0.00	0.00
R-5	5/1/2009	0.00	0.00	0.00
R-6	5/1/2009	0.00	0.00	0.00
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

American High-Income Trust

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/19/1988	–3.22%	6.71%	5.79%	8.09%
– After taxes on distributions		–5.71	3.94	2.94	N/A
– After taxes on distributions and sale of fund shares		–1.78	4.09	3.29	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.96%	6.40%	5.56%	6.21%
C	3/15/2001	–1.22	6.66	5.35	6.37
F-1	3/15/2001	0.48	7.47	6.16	6.95
F-2	8/4/2008	0.75	7.75	N/A	7.74
529-A	2/19/2002	–3.31	6.62	5.72	7.17
529-B	2/25/2002	–5.09	6.27	5.44	7.02
529-C	2/19/2002	–1.29	6.59	5.28	6.61
529-E	3/15/2002	0.21	7.16	5.84	7.02
529-F-1	9/16/2002	0.65	7.66	6.33	8.74
R-1	7/11/2002	–0.27	6.65	5.32	7.69
R-2	6/18/2002	–0.31	6.64	5.34	7.10
R-3	6/21/2002	0.17	7.15	5.82	7.69
R-4	7/19/2002	0.50	7.48	6.15	8.55
R-5	5/15/2002	0.80	7.80	6.47	7.84
R-6	5/1/2009	0.86	7.85	N/A	12.38

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.46%	8.98%	7.73%	N/A
Lipper High Yield Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.24	8.47	6.35	7.06%
Class A annualized 30-day yield at March 31, 2015: 5.16% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 9

American Mutual Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	2/21/1950	6.14%	12.39%	7.08%	11.69%
– After taxes on distributions		4.81	11.63	6.35	N/A
– After taxes on distributions and sale of fund shares		4.55	9.90	5.72	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	6.76%	12.61%	7.05%	7.69%
C	3/15/2001	10.71	12.81	6.84	6.80
F-1	3/15/2001	12.51	13.67	7.67	7.40
F-2	8/5/2008	12.81	13.94	N/A	10.02
529-A	2/19/2002	6.02	12.28	6.99	7.13
529-B	2/19/2002	6.61	12.47	6.93	7.06
529-C	2/20/2002	10.63	12.73	6.77	6.67
529-E	3/7/2002	12.22	13.32	7.32	6.77
529-F-1	9/17/2002	12.75	13.86	7.84	9.14
R-1	6/11/2002	11.68	12.80	6.83	6.87
R-2	5/31/2002	11.71	12.80	6.81	6.56
R-3	6/6/2002	12.19	13.33	7.33	7.30
R-4	6/27/2002	12.54	13.67	7.65	7.90
R-5	5/15/2002	12.86	14.00	7.97	7.59
R-6	5/1/2009	12.95	14.07	N/A	17.12

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	11.35%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	12.30	6.37	N/A
Lipper Large-Cap Value Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.01	13.64	6.75	N/A
Class A annualized 30-day yield at April 30, 2015: 1.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 10

Capital Income Builder

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	7/30/1987	0.49%	7.61%	5.61%	9.49%
– After taxes on distributions		–0.69	6.62	4.53	N/A
– After taxes on distributions and sale of fund shares		1.08	5.89	4.36	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	0.81%	7.77%	5.58%	7.82%
C	3/15/2001	4.77	8.02	5.37	6.98
F-1	3/15/2001	6.54	8.85	6.19	7.57
F-2	8/1/2008	6.83	9.11	N/A	6.04
529-A	2/19/2002	0.39	7.52	5.52	7.26
529-B	2/15/2002	0.68	7.64	5.46	7.15
529-C	2/20/2002	4.70	7.95	5.30	6.88
529-E	3/1/2002	6.26	8.52	5.85	7.32
529-F-1	9/17/2002	6.75	9.03	6.36	8.33
R-1	6/11/2002	5.76	8.03	5.37	6.59
R-2	5/31/2002	5.78	8.03	5.36	6.45
R-3	6/4/2002	6.23	8.50	5.84	6.99
R-4	5/20/2002	6.55	8.84	6.17	7.30
R-5	5/15/2002	6.87	9.17	6.49	7.62
R-6	5/1/2009	6.92	9.22	N/A	12.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	15.44%	7.67%	9.49%
Lipper Income Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.61	7.07	4.86	8.30
Class A annualized 30-day yield at April 30, 2015: 2.85% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 11

Capital World Bond Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	8/4/1987	–2.20%	2.33%	3.42%	6.47%
– After taxes on distributions		–3.22	1.17	2.09	N/A
– After taxes on distributions and sale of fund shares		–1.05	1.40	2.18	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–4.10%	1.96%	3.19%	5.49%
C	3/15/2001	–0.19	2.29	2.99	5.52
F-1	3/16/2001	1.57	3.10	3.82	6.17
F-2	8/1/2008	1.90	3.38	N/A	3.70
529-A	2/15/2002	–2.33	2.25	3.36	6.15
529-B	2/25/2002	–4.25	1.84	3.07	5.93
529-C	2/28/2002	–0.26	2.22	2.92	5.62
529-E	5/16/2002	1.31	2.78	3.46	6.03
529-F-1	9/17/2002	1.74	3.25	3.96	6.24
R-1	6/28/2002	0.86	2.33	3.01	5.30
R-2	7/9/2002	0.79	2.30	3.01	5.31
R-3	7/16/2002	1.29	2.78	3.47	5.68
R-4	8/15/2002	1.68	3.13	3.82	6.23
R-5	5/15/2002	1.94	3.43	4.12	6.72
R-6	5/1/2009	2.00	3.48	N/A	5.36

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.59%	2.65%	3.60%	N/A
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.69	4.15	4.18	N/A
Consumer Price Index	0.76	1.69	2.12	2.68%
Class A annualized 30-day yield at March 31, 2015: 1.26% (For current yield information, please call American FundsLine® at (800) 325-3590.)

Summary Prospectus Amendment - Page 12

New Perspective Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	3/13/1973	–2.70%	9.19%	7.45%	12.24%
– After taxes on distributions		–4.10	8.60	6.69	N/A
– After taxes on distributions and sale of fund shares		–0.19	7.40	6.20	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–2.36%	9.38%	7.43%	5.58%
C	3/15/2001	1.46	9.62	7.23	7.06
F-1	3/15/2001	3.16	10.45	8.07	7.68
F-2	8/1/2008	3.46	10.75	N/A	7.96
529-A	2/15/2002	–2.79	9.11	7.37	8.17
529-B	2/15/2002	–2.46	9.25	7.31	8.10
529-C	2/15/2002	1.35	9.54	7.15	7.79
529-E	3/1/2002	2.91	10.12	7.71	8.21
529-F-1	9/17/2002	3.37	10.64	8.23	10.84
R-1	6/17/2002	2.41	9.63	7.24	8.25
R-2	5/21/2002	2.42	9.64	7.22	7.71
R-3	6/4/2002	2.85	10.12	7.73	8.47
R-4	5/28/2002	3.18	10.47	8.07	8.59
R-5	5/15/2002	3.50	10.80	8.39	8.87
R-6	5/1/2009	3.56	10.85	N/A	15.46

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	N/A
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	7.67	10.47%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.86	9.09	6.10	N/A

Summary Prospectus Amendment - Page 13

New World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	6/17/1999	–9.19%	3.79%	7.86%	7.85%
– After taxes on distributions		–10.28	3.41	7.40	N/A
– After taxes on distributions and sale of fund shares		–4.12	3.12	6.65	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–8.93%	3.88%	7.83%	6.65%
C	3/15/2001	–5.34	4.20	7.65	9.21
F-1	3/16/2001	–3.64	5.05	8.52	9.89
F-2	8/1/2008	–3.38	5.33	N/A	2.83
529-A	2/19/2002	–9.27	3.74	7.82	9.98
529-B	2/26/2002	–9.04	3.78	7.73	9.91
529-C	2/25/2002	–5.40	4.13	7.57	9.60
529-E	3/22/2002	–3.95	4.70	8.14	9.69
529-F-1	9/17/2002	–3.51	5.19	8.65	11.94
R-1	6/11/2002	–4.38	4.23	7.65	9.44
R-2	6/7/2002	–4.39	4.23	7.65	9.46
R-3	6/6/2002	–3.94	4.72	8.14	9.96
R-4	10/7/2002	–3.62	5.07	8.51	12.50
R-5	5/15/2002	–3.31	5.39	8.84	10.35
R-6	5/1/2009	–3.29	5.44	N/A	11.30

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	9.17%	6.09%	4.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.19	1.78	8.43	8.02

Summary Prospectus Amendment - Page 14

SMALLCAP World Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A – Before taxes	4/30/1990	–4.04%	10.11%	7.76%	9.47%
– After taxes on distributions		–6.18	9.29	6.95	N/A
– After taxes on distributions and sale of fund shares		–0.47	8.08	6.40	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.49%	10.31%	7.73%	3.57%
C	3/15/2001	0.09	10.55	7.55	7.78
F-1	3/15/2001	1.77	11.44	8.41	8.40
F-2	8/1/2008	2.08	11.75	N/A	8.13
529-A	2/19/2002	–4.13	10.05	7.71	9.09
529-B	2/20/2002	–3.63	10.19	7.64	8.95
529-C	2/20/2002	0.03	10.48	7.47	8.63
529-E	3/15/2002	1.50	11.07	8.04	8.73
529-F-1	9/17/2002	1.92	11.59	8.55	11.76
R-1	6/19/2002	1.03	10.60	7.58	9.09
R-2	5/31/2002	1.03	10.58	7.54	8.62
R-3	6/20/2002	1.48	11.09	8.04	9.62
R-4	7/24/2002	1.83	11.47	8.42	11.38
R-5	5/15/2002	2.13	11.81	8.75	9.52
R-6	5/1/2009	2.17	11.86	N/A	17.50

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.78%	11.61%	8.17%	N/A
Lipper Global Small-/Mid-Cap Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–1.06	9.99	6.86	9.42%
Consumer Price Index	0.76	1.69	2.12	2.46

Lit. No. MFGEBS-140-1015P Litho in USA CGD/ALD/10039-S51430